Discontinued operations - Results of discontinued operation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 92,390	$ 15,936	$ 6,155
Direct costs	(43,600)	(6,659)	(4,982)
Gross profit	48,790	9,277	1,173
Other income and other net gains	614	2,006	4,133
Selling and marketing expenses	(35,540)	(5,413)	(5,462)
Research and development expenses	(5,132)	(9,051)	(9,172)
Impairment loss of goodwill	(6,815)	0	0
Administrative and other operating expenses	(46,398)	(33,090)	(29,116)
Operating loss from continuing operations	(44,481)	(36,271)	(38,444)
Share of loss of equity-accounted investees, net of tax	(1,260)	(2,010)	(670)
Other finance costs	(241)	(168)	(46)
Loss before taxation	(36,213)	(46,025)	(42,944)
Income tax credit	22	235	440
Loss from discontinued operations, net of tax	$ (3,731)	$ (11,420)	$ (21,779)
Loss per share
Basic (in US Dollar per share)	$ (0.23)	$ (0.57)	$ (1.79)
Diluted (in US Dollar per share)	$ (0.23)	$ (0.57)	$ (1.79)
Prevention and diagnostics - COVID-19 related and EMEA operations
Disclosure of analysis of single amount of discontinued operations [line items]
Income tax credit	$ 0	$ 0	$ 117
Loss from discontinued operations, net of tax	$ 3,141	$ 20	$ (8,377)
Loss per share
Basic (in US Dollar per share)	$ 0.22	$ 0	$ (0.74)
Diluted (in US Dollar per share)	$ 0.22	$ 0	$ (0.74)
ACT genomics
Disclosure of analysis of single amount of discontinued operations [line items]
Income tax credit	$ 22	$ 235	$ 323
Loss from discontinued operations, net of tax	$ (6,872)	$ (11,442)	$ (13,402)
Loss per share
Basic (in US Dollar per share)	$ (0.45)	$ (0.57)	$ (1.05)
Diluted (in US Dollar per share)	$ (0.45)	$ (0.57)	$ (1.05)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 9,605	$ 14,782	$ 29,050
Direct costs	(5,435)	(8,601)	(15,288)
Gross profit	4,170	6,181	13,762
Other income and other net gains	5,034	785	664
Selling and marketing expenses	(2,215)	(3,223)	(3,413)
Research and development expenses	(1,266)	(1,872)	(3,679)
Impairment loss of goodwill	0	0	(3,900)
Administrative and other operating expenses	(10,636)	(13,722)	(25,268)
Operating loss from continuing operations	(4,913)	(11,851)	(21,834)
Share of loss of equity-accounted investees, net of tax	(868)	231	(189)
Gain on disposal of a subsidiary	2,045	0	0
Other finance costs	(17)	(35)	(196)
Loss before taxation	(3,753)	(11,655)	(22,219)
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	0	97	13,462
Direct costs	0	(39)	(7,357)
Gross profit	0	58	6,105
Other income and other net gains	4,590	46	290
Selling and marketing expenses	0	(2)	(632)
Research and development expenses	0	0	(1,189)
Administrative and other operating expenses	(1,449)	(82)	(12,946)
Operating loss from continuing operations	3,141	20	(8,372)
Other finance costs	0	0	(122)
Loss before taxation	3,141	20	(8,494)
Discontinued operations | ACT genomics
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	9,605	14,685	15,588
Direct costs	(5,435)	(8,562)	(7,931)
Gross profit	4,170	6,123	7,657
Other income and other net gains	444	739	374
Selling and marketing expenses	(2,215)	(3,223)	(2,781)
Research and development expenses	(1,266)	(1,872)	(2,490)
Impairment loss of goodwill	0	0	(3,900)
Administrative and other operating expenses	(9,187)	(13,640)	(12,322)
Operating loss from continuing operations	(8,054)	(11,873)	(13,462)
Share of loss of equity-accounted investees, net of tax	(868)	231	(189)
Gain on disposal of a subsidiary	2,045	0	0
Other finance costs	(17)	(35)	(74)
Loss before taxation	$ (6,894)	$ (11,677)	$ (13,725)